Trade and Other Receivables - Additional Information (Detail) $ in Thousands, $ in Thousands																					12 Months Ended
	Oct. 24, 2024 CLP ($)	Oct. 24, 2024 USD ($)	Aug. 09, 2024 CLP ($)	Aug. 09, 2024 USD ($)	May 31, 2024 CLP ($)	May 31, 2024 USD ($)	Jan. 17, 2024 CLP ($)	Jan. 17, 2024 USD ($)	Dec. 28, 2023 CLP ($)	Dec. 28, 2023 USD ($)	Oct. 30, 2023 CLP ($)	Oct. 30, 2023 USD ($)	Aug. 30, 2023 CLP ($)	Aug. 30, 2023 USD ($)	Aug. 14, 2023 USD ($)	May 12, 2023 CLP ($)	May 12, 2023 USD ($)	Aug. 02, 2022 USD ($) kW	Jan. 29, 2021 CLP ($)	Jan. 29, 2021 USD ($)	Dec. 31, 2024 CLP ($) customer	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 CLP ($) customer	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 CLP ($) customer	Feb. 29, 2024 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease In Current Trade Receivable From New Law																					$ 634,286,049
Current trade receivable from new law																					714,522,538
Maximum amount of account receivable generated from regulated customers																												$ 1,350,000
Temporary fund for customer protection mechanism																										$ 1,800,000
Fund balance generated over specified amount recognized as part of the mechanism established in Law No. 21,472																		$ 1,350,000
Customer with the capacity consumption exempt from additional fees | kW																		350
Micro and small companies customers with the specified capacity consumption | kW																		1,000
Additional fees charges managed by the General Treasury of the Republic																		$ 20,000									$ 15,000
Maximum amount of account receivable generated																						$ 1,350,000		$ 1,350,000
Trade receivables, Current																					1,419,662,852		$ 1,361,832,944
Trade receivables, Non-current																					1,063,420,598		763,183,696
Trade and other payables, non-current																					$ 966,072,117		$ 595,534,857
Number of customers with sales representing 10% or more of revenues | customer																					1	1	1	1	1
Finance income from lease receivables																					$ 2,093,680		$ 3,109,982		$ 2,062,710
Impairment losses of trade receivables																					$ 18,429,856		10,773,445		22,025,354
Percentage of increase over the loss																					71.07%
Increase in trade account receivable, current																					$ 74,866,845
Increase in trade account receivable, non-current																					289,884,455
Increase in non current trade receivable from new law																					294,999,809
Decrease in non current trade receivable due to lower energy sale to regulated customers																					8,500,074
Enel Generacin Chile S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable																					1,499,383,451		1,280,073,680
Derecognition of accounts receivable and the recognition of finance cost																					9,088,544		11,759,416		8,226,102
Enel Green Power Chile Ltda. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable																					51,604,397		40,417,845
Derecognition of accounts receivable and the recognition of finance cost																					467,705		402,208		208,364
Inter-American Investment Corporation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transfer of collection rights																					696,873,816		508,366,460		390,202,619
Derecognition of accounts receivable and the recognition of finance cost																					10,237,182		10,653,582		9,535,442
Stabilized Price to Regulated Customers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Temporary fund for customer protection mechanism																		$ 1,800,000
Sale and Purchase Agreement as Per Regulation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable																			$ 121,652,067
Sale and Purchase Agreement as Per Regulation [Member] | Enel Generacin Chile S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable																$ 38,226,668	$ 48,000		115,867,879	$ 158,900
Derecognition of accounts receivable and the recognition of finance cost																					7,210,573		12,623,444
Sale and Purchase Agreement as Per Regulation [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable																$ 2,377,174	$ 3,000		$ 8,666,252	$ 12,200
Derecognition of accounts receivable and the recognition of finance cost																					446,556		1,033,564
Sale and Purchase Agreement as Per Regulation [Member] | Inter-American Investment Corporation [Member] | Enel Generacin Chile S.A. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable	$ 561,854,744	$ 592,500	$ 11,940,907	$ 12,700	$ 46,655,935	$ 50,800	$ 13,834,462	$ 14,200	$ 13,053,271	$ 14,700	$ 14,818,102	$ 15,900	$ 246,410,679	$ 294,800	$ 606,000
Sale and Purchase Agreement as Per Regulation [Member] | Inter-American Investment Corporation [Member] | Enel Green Power Chile Ltda. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable	$ 20,283,808	$ 21,400	$ 895,022	$ 1,000	$ 3,291,693	$ 3,600	$ 856,130	$ 900	$ 842,684	$ 950	$ 960,540	$ 1,030	$ 14,790,498	$ 17,200	$ 34,800
Electricity Distribution Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade receivables, Current																					297,654,047		434,804,901
Trade receivables, Non-current																					1,046,288,601		750,565,211
Trade and other payables, non-current																					965,522,118		595,066,548
Impact on higher revenues																					6,236,847		6,108,432		7,455,121
Impact on higher financial costs																					3,427,073		3,363,744		2,235,708
Profit for net exchange difference																					58,202,166		15,627,555		4,801,364
Electricity Distribution and Generation Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Derecognition of accounts receivable and the recognition of finance cost																					$ 19,793,431		$ 30,472,335		$ 31,626,916